Organization and Business Operations (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Jan. 25, 2024
GEVernova [Member]
Organization and Business Operations [Line Items]
Percentage of interest			50.00%
Class A Common Stock [Member] | Legacy Montana [Member]
Organization and Business Operations [Line Items]
Newly issued shares	23.8	23.8
Class A Common Stock [Member] | Montana Technologies Corporation [Member]
Organization and Business Operations [Line Items]
Shares issued	23.8	23.8
Class B Common Stock [Member] | Legacy Montana [Member]
Organization and Business Operations [Line Items]
Newly issued shares	23.8	23.8